April 12, 2006


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch World Income Fund, Inc.
 Post-Effective Amendment No. 18 to the
Registration Statement on Form N-1A
(Securities Act File No. 33-42681,
Investment Company Act File No. 811-5603)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch World Income Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No.18 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No.18 to the
Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 10, 2006.

Sincerely,

Merrill Lynch World Income Fund, Inc.

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund